UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                  FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
                                 [X] adds new holding entires

Institutional Investment Manager Filing this Report:
Name:       Credo Capital Management, LLC
Address:    225 E. Redwood Street, 2nd Floor
            Baltimore, MD  21202

Form 13F File Number: 28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Melanie H. Mendoza
Title:      Chief Compliance Officer
Phone:      (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD                 October 13, 2011
--------------------------------------------------------------------------------
[Signature]                       [City, State]                      [Date]

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F information Table Entry Total:         103

Form 13F Information Table Value Total:         468,625


List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE

                                 Title
                                 of                    Value      Shares/  Sh/  Put/  Invstmt  Other        Voting Authority
Name of Issuer                   class  CUSIP        (x$1000)     Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared    None
----------------------------------------------------------------------------------------------------------------------------------
Airgas Inc.                      COM    009363102        8638      135350  SH         Sole                68289              67061
Alexion Pharmaceuticals Inc.     COM    015351109        7688      120017  SH         Sole                60551              59466
Arch Coal Inc.                   COM    039380100        5894      404264  SH         Sole               203954             200310
Bed Bath & Beyond Inc.           COM    075896100        9012      157257  SH         Sole                79623              77634
Blue Nile Inc.                   COM    09578R103         492       13939  SH         Sole                                   13939
Buffalo Wild Wings Inc.          COM    119848109       11577      193599  SH         Sole               101435              92164
Carrizo Oil & Gas Inc.           COM    144577103        7576      351563  SH         Sole               183952             167611
Catalyst Health Solutions Inc.   COM    14888B103        9523      165080  SH         Sole                77719              87361
Cavium Inc.                      COM    14964U108        1435       53125  SH         Sole                30914              22211
Cepheid                          COM    15670R107         944       24303  SH         Sole                                   24303
Chart Industries Inc.            COM    16115Q308        2003       47492  SH         Sole                27957              19535
Cogent Communications Group In   COM    19239V302        1434      106620  SH         Sole                61916              44704
Coherent Inc.                    COM    192479103        1763       41039  SH         Sole                24076              16963
Computer Programs & Systems In   COM    205306103         788       11914  SH         Sole                                   11914
Comstock Resources Inc.          COM    205768203        1239       80116  SH         Sole                47324              32792
Cree Inc.                        COM    225447101        3501      134743  SH         Sole                67976              66767
Crown Holdings Inc.              COM    228368106        8082      264030  SH         Sole               133237             130793
DG Fastchannel Inc.              COM    23326R109        1355       79955  SH         Sole                44040              35915
DTS Inc.                         COM    23335C101        1373       55305  SH         Sole                32437              22868
Deckers Outdoor Corp.            COM    243537107       10247      109878  SH         Sole                55438              54440
Diamond Foods Inc.               COM    252603105       10009      125442  SH         Sole                65332              60110
Digital Realty Trust Inc.        COM    253868103        9549      173115  SH         Sole                87317              85798
Dresser-Rand Group Inc.          COM    261608103        6955      171591  SH         Sole                86582              85009
Dupont Fabros Technology Inc.    COM    26613Q106        1943       98659  SH         Sole                58656              40003
EQT Corp.                        COM    26884L109        9100      170546  SH         Sole                90094              80452
Elizabeth Arden Inc.             COM    28660G106         830       29191  SH         Sole                                   29191
EnerSys Inc.                     COM    29275Y102        1198       59819  SH         Sole                34799              25020
Equinix Inc.                     COM    29444U502        8736       98341  SH         Sole                49583              48758
Evercore Partners Inc.           COM    29977A105        1979       86811  SH         Sole                51468              35343
Fastenal Co.                     COM    311900104        8055      242039  SH         Sole               122105             119934
Finisar Corp.                    COM    31787A507        1763      100506  SH         Sole                58466              42040
Forward Air Corp.                COM    349853101         680       26710  SH         Sole                                   26710
Globe Specialty Metals Inc.      COM    37954N206        1724      118725  SH         Sole                70141              48584
Greenhill & Co.                  COM    395259104        5671      198346  SH         Sole               100091              98255
Gulfport Energy Corp.            COM    402635304        2115       87485  SH         Sole                51740              35745
HMS Holdings Corp.               COM    40425J101        9043      370778  SH         Sole               187106             183672
Harman International Industrie   COM    413086109        6789      237558  SH         Sole               119847             117711
Helix Energy Solutions Group I   COM    42330P107        1269       96852  SH         Sole                56861              39991
Huntsman Corp.                   COM    447011107        5110      528467  SH         Sole               266678             261789
IPC The Hospitalist Co. Inc.     COM    44984A105        1930       54066  SH         Sole                31817              22249
Illumina Inc.                    COM    452327109        8923      218050  SH         Sole               120407              97643
Insulet Corp.                    COM    45784P101        1451       95104  SH         Sole                47079              48025
Interface Inc.                   COM    458665106        1312      110651  SH         Sole                48968              61683
K12 Inc.                         COM    48273U102        1585       62255  SH         Sole                35570              26685
Koppers Holdings Inc.            COM    50060P106        1371       53547  SH         Sole                26098              27449
Legg Mason Inc.                  COM    524901105        7243      281735  SH         Sole               142114             139621
Littelfuse Inc.                  COM    537008104         596       14820  SH         Sole                                   14820
Lufkin Industries Inc.           COM    549764108        1469       27609  SH         Sole                16396              11213
Luminex Corp.                    COM    55027E102         868       39146  SH         Sole                                   39146
MF Global Ltd.                   COM    55277J108        6956     1684230  SH         Sole               873568             810662
Manitowoc Co.                    COM    563571108        6509      970001  SH         Sole               504150             465851
ManpowerGroup                    COM    56418H100        5368      159654  SH         Sole                80553              79101
Marten Transport Ltd.            COM    573075108         491       28470  SH         Sole                                   28470
Maxwell Technologies Inc.        COM    577767106         837       45460  SH         Sole                                   45460
Medidata Solutions Inc.          COM    58471A105         506       30770  SH         Sole                                   30770
MetroPCS Communications Inc.     COM    591708102        4031      462789  SH         Sole               234131             228658
Microsemi Corp.                  COM    595137100       10281      643378  SH         Sole               334688             308690
Modine Manufacturing Co.         COM    607828100        1352      149217  SH         Sole                73925              75292
Mohawk Industries Inc.           COM    608190104        7922      184630  SH         Sole                93147              91483
Monro Muffler Brake Inc.         COM    610236101        1916       58118  SH         Sole                34474              23644
Moog Inc.                        COM    615394202        7347      225216  SH         Sole               113651             111565
Navistar International Corp.     COM    63934E108        6015      187258  SH         Sole                94491              92767
NetSuite Inc.                    COM    64118Q107         541       20012  SH         Sole                                   20012
ON Semiconductor Corp.           COM    682189105        5668      790505  SH         Sole               398785             391720
OPNET Technologies Inc.          COM    683757108        1753       50214  SH         Sole                29513              20701
Old Dominion Freight Line Inc.   COM    679580100        7152      246867  SH         Sole               123708             123159
Onyx Pharmaceuticals Inc.        COM    683399109        1740       57978  SH         Sole                34128              23850
PVH Corp.                        COM    693656100        8625      148097  SH         Sole                74693              73404
Par Pharmaceutical Cos. Inc.     COM    69888P106         504       18950  SH         Sole                                   18950
Parametric Technology Corp.      COM    699173209        6186      402196  SH         Sole               202847             199349
Peet's Coffee & Tea Inc.         COM    705560100         851       15294  SH         Sole                                   15294
Pegasystems Inc.                 COM    705573103        8164      266716  SH         Sole               141401             125315
Pioneer Drilling Co.             COM    723655106        1071      149101  SH         Sole                88112              60989
Polycom Inc.                     COM    73172K104        5622      306044  SH         Sole               154419             151625
Power Intergrations Inc.         COM    739276103        1636       53434  SH         Sole                31408              22026
Quality Systems Inc.             COM    747582104        5633       58074  SH         Sole                29203              28871
RBC Bearings Inc.                COM    75524B104         835       24578  SH         Sole                                   24578
Rackspace Hosting Inc.           COM    750086100        6182      181080  SH         Sole                91354              89726
RealD Inc.                       COM    75604L105        1166      124661  SH         Sole                61562              63099
RightNow Technologies Inc.       COM    76657R106        2456       74299  SH         Sole                48002              26297
Robert Half International Inc.   COM    770323103        7008      330247  SH         Sole               166624             163623
Rovi Corp.                       COM    779376102        7674      178537  SH         Sole                90072              88465
Royal Caribbean Cruises Ltd.     COM    V7780T103        6934      320442  SH         Sole               161696             158746
Rue21 Inc.                       COM    781295100        1794       79064  SH         Sole                46636              32428
SPX Corp.                        COM    784635104        5258      116038  SH         Sole                58548              57490
Salix Pharmaceuticals Ltd.       COM    795435106        8605      290713  SH         Sole               151377             139336
Semtech Corp.                    COM    816850101        5486      260021  SH         Sole               124834             135187
Snyder-Lance Inc.                COM    833551104        4160      199541  SH         Sole               100670              98871
Sourcefire Inc.                  COM    83616T108        1712       63994  SH         Sole                37539              26455
Stifel Financial Corp.           COM    860630102        7202      271158  SH         Sole               142499             128659
Superior Energy Services         COM    868157108        8857      337540  SH         Sole               170291             167249
Tiffany & Co.                    COM    886547108       10311      169527  SH         Sole                85546              83981
Timken Co.                       COM    887389104        7133      217343  SH         Sole               109639             107704
Trinity Industries Inc.          COM    896522109        6520      304512  SH         Sole               153609             150903
True Religion Apparel Inc.       COM    89784N104        1047       38833  SH         Sole                22719              16114
Ultimate Software Group Inc.     COM    90385D107        1414       30261  SH         Sole                12901              17360
Ultratech Inc.                   COM    904034105        1132       66006  SH         Sole                38746              27260
Urban Outfitters Inc.            COM    917047102        5594      250637  SH         Sole               126475             124162
Vera Bradley Inc.                COM    92335C106       11910      330366  SH         Sole               173982             156384
Volcano Corp.                    COM    928645100        1007       33970  SH         Sole                                   33970
Wesco International Inc.         COM    95082P105        7814      232916  SH         Sole               123720             109196
Wright Express Corp.             COM    98233Q105        2042       53674  SH         Sole                31957              21717
athenahealth Inc.                COM    04685W103        8867      148900  SH         Sole                76887              72013
REPORT SUMMARY                   103 DATA RECORDS      468625                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED